Summary of Quarterly Financial Data (Unaudited) - Quarterly Statements of Operations Data (Detail) - USD ($)	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 83,000	$ 45,000											$ 128,000	$ 0	$ 0
Loss from operations	(8,292,000)	(7,201,000)	$ (10,221,000)	$ (10,742,000)	$ (9,714,000)	$ (9,828,000)	$ (10,181,000)	$ (9,650,000)	$ (7,354,000)	$ (7,884,000)	$ (7,202,000)	$ (6,839,000)	(36,456,000)	(39,373,000)	(29,279,000)
Net loss	(6,035,000)	(8,152,000)	(10,706,000)	(11,207,000)	(10,162,000)	(9,912,000)	(10,151,000)	(9,616,000)	(7,313,000)	(7,866,000)	(7,152,000)	(6,371,000)	$ (36,100,000)	$ (39,842,000)	$ (28,702,000)
Net loss applicable to common stock	$ (6,035,000)	$ (8,152,000)	$ (10,706,000)	$ (11,207,000)	$ (10,162,000)	$ (9,912,000)	$ (10,151,000)	$ (9,616,000)	$ (7,313,000)	$ (7,866,000)	$ (7,152,000)	$ (6,371,000)
Basic and diluted net loss per share	$ (0.02)	$ (0.04)	$ (0.05)	$ (0.06)	$ (0.06)	$ (0.06)	$ (0.06)	$ (0.06)	$ (0.05)	$ (0.06)	$ (0.06)	$ (0.06)	$ (0.17)	$ (0.25)	$ (0.23)
Basic and diluted weighted average number of shares of common stock outstanding	244,094,000	214,714,000	196,554,000	178,115,000	163,614,000	163,614,000	162,128,000	159,459,000	145,257,000	123,287,000	115,587,000	105,054,000	208,484,370	162,219,116	122,409,183